Accounts receivable (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable – non-related parties		$ 37,177,953	$ 45,192,166
Accounts receivable – related parties	[1]	0	3,434,845
Subtotal		37,177,953	48,627,011
Allowance for doubtful accounts		(4,682,592)	(3,794,065)
Accounts Receivable, Net		$ 32,495,361	$ 44,832,946

[1]	As of December 31, 2017, the Company had total accounts receivable balances of $3,434,845 due from the two affiliates of the original shareholders of Shangchi Automobile (formerly known as Suzhou E-Motors). Shangchi Automobile did not have related party’s sales to these two related parties after being acquired by the Company on July 12, 2017. The Company collected back approximately $3.3 million (RMB 21.8 million) from one of the two related parties during the year ended December 31, 2018. In addition, the balance of the other related party of approximately 77,000 (RMB506,725) was included in the balance of accounts receivable – non-related parties as of December 31, 2018 as this customer was no longer a related party for the year ended December 31, 2018.